Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMG FUNDS IV
Entity Central Index Key	0000912036
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2025